Guarantees (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Sep. 28, 2012	Sep. 24, 2010 Indemnification Specialty Chemicals Business	Sep. 27, 2013 Indemnification Specialty Chemicals Business	Sep. 28, 2012 Indemnification Specialty Chemicals Business	Sep. 27, 2013 Indemnification Specialty Chemicals Business Other	Sep. 28, 2012 Indemnification Specialty Chemicals Business Other	Sep. 28, 2012 Indemnification Specialty Chemicals Business - Environmental, Health and Safety Matters
Guarantor Obligations [Line Items]
Maximum future payments				$ 82
Guarantor obligations, obligation term				17 years
Liability related to indemnification					0	22			18
Collateral for indemnification	27		50	30			0	25
Outstanding letters of credit, letters of guarantee and surety bonds	194
Tax liabilities assumed by former subsidiary		160
Tax indemnification		$ 200